Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000118815 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000118815 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000118815 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000118815 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118814 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000118814 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000118814 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000118814 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118816 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000118816 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000118816 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000118816 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118817 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000118817 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000118817 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000118817 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000166997 | Asia
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000166997 | South America
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000166997 | North America
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000166997 | Africa
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000166997 | Europe
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000166997 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000166998 | Asia
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000166998 | South America
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000166998 | North America
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000166998 | Africa
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000166998 | Europe
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000166998 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	7.10%